                                 FORM N-SAR

                             SEMI-ANNUAL REPORT

                     FOR REGISTERED INVESTMENT COMPANIES

Report for fiscal year ending: 12/31/99

Is this an amendment to a previous filing? (Y/N): N

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1.    A. Registrant Name: CG Variable Annuity Account I
      B. File Number: 811-1664
      C. Telephone Number: (860) 534-2102   Kevin Delaney

2.    A. Street: 280 Trumbull St., H14A
      B. City: Hartford        C. State: CT      D. Zip Code: 06103   Zip Ext:
      E. Foreign Country                         Foreign Postal Code:

3.    Is this the first filing on this form by Registrant? (Y/N):.......N.......

4.    Is this the last filing on this form by Registrant? (Y/N):.......N........

5.    Is Registrant a small business investment company (SBIC)? (Y/N).....N.....
        [If answer is "Y" (Yes), complete only items 89 through 110.]

6.    Is Registrant a unit investment trust (UIT)? (Y/N)...........N............
        [If answer is "Y" (Yes), complete only items 111 through 132.]

7.   A. Is Registrant a series or multiple portfolio company? (Y/N)......N......
        [f answer is "N" (NO), go to item 8.]
     B. How many separate series or portfolios did Registrant have at the end of the period?......

111.  A.[/]Depositor Name: CONNECTICUT GENERAL LIFE INSURANCE
                           ----------------------------------
      B.[/]File Number: (If any)____________
      C.[/]City:Hartford          State: CT    Zip Code:06104    Zip Ext:_____

                Foreign Country:_______      Foreign Postal Code:________

112.  A.[/]Sponsor Name: CONNECTICUT GENERAL LIFE INSURANCE
                         ----------------------------------
      B.[/]File Number: (If any)___________________________

      C.[/]City:Hartford          State:  CT   Zip Code:06104    Zip Ext:_____

                Foreign Country:_______      Foreign Postal Code:________

113.  A.[/]Trustee Name:____________________________________

      B.[/]City:______________    State:  __   Zip Code:_____    Zip Ext:_____

                Foreign Country:_______      Foreign Postal Code:________

114.  A.[/]Principal Underwriter Name:  CIGNA FINANCIAL SERVICES
                                        ------------------------
      B.[/]File Number: 8-49085

      C.[/]City: Hartford          State: CT    Zip Code: 06103   Zip Ext:____

                Foreign Country:_______      Foreign Postal Code:________

115.  A. [/] Independent Public Accountant Name: PRICEWATERHOUSECOOPERS
                                                 ----------------------
      B. [/]City: Hartford         State:  CT   Zip Code:  06103   Zip Ext:____

                Foreign Country:_______      Foreign Postal Code:________

116.  Family of investment companies information:

      A.[/] Is Registrant part of a family of investment companies? (Y/N)...Y...
      B.[/] Identify the family in 10 letters: ......Comp. Fund......

117.  A.[/] Is Registrant a separate account of an insurance company? (Y/N)...Y...
      If answer is "Y" (Yes). Are any of the following types of contracts funded by the registrant:

      B.[/] Variable annuity contracts? (Y/N)...Y...
      C.[/] Schedule premium variable life contracts? (Y/N)....N....
      D.[/] Flexible premium variable life contracts? (Y/N)....N....
      E.[/] Other types of insurance products registered under the Securities
            Act of 1933? (Y/N)...N...

118. [/] State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933...1...

119. [/] State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period...0...

120. [/] State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000's omitted).. $91,547
                                                                         -------

121.  [/] State the number of series for which a current prospectus was in existence at the end of the period...2....

122. [/] State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period...2...

123.  [/] State the total value of the additional units considered in answering
      item 122 ($000's omitted)..................      $ 429
                                                     ---------

124. [/] State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series)($000's omitted)............$
                                                     --------------

125. [/] State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principle underwriter during the current period solely from the sale of
     units of all series of Registrant ($000's omitted) ..........    $   13
                                                                      --------

126. Of the amount shown in item 125, state the total dollar amount of sales loads, collected from secondary market operations in Registrant's units (include the sales load, if any, collected on units of a prior series placed in the portfolio of a subsequent series) ($000's omitted)
     .................  $
                       -------------

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):


                                                  Number           Total Assets
                                                of Series             ($000's
                                                Investing             omitted)
                                                ---------          ------------
A.  U.S. Treasury direct issue                  _________           $_________

B.  U.S. Government agency                      _________           $_________

C.  State and municipal tax-free                _________           $_________

D.  Public utility debt                         _________           $_________

E.  Brokers or dealers debt or debt of
    brokers' or dealers' parents                _________           $_________

F.  All other corporate intermed. &
    long-term debt                              _________           $_________

G.  All other corporate short-term debt         _________           $_________

H.  Equity securities of brokers or dealers or
    parents of brokers or dealers               _________           $_________

I.  Investment company equity securities        _________           $_________

J.  All other equity securities                     1               $   91,547
                                                _________           __________
K.  Other securities                            _________           $_________

L.  Total assets of all services of Registrant                      $   91,547
                                                                    __________

128. [/] Is the timely payment of principal and interest on any of the portfolio securities held by any of the Registrant's series at the end of the current insured or guaranteed by an entity other than the issuer? (Y/N)....N....
     (If answer is "N" (No), go to item 131.)

131. Total expenses incurred by all series of Registrant during the current
     reporting period ($000's omitted)............................   $ 399
                                                                     -----

This report is signed on behalf of the depositor in the City of Hartford and State of Connecticut on the Twenty-ninth day of February, 2000.

                                      Connecticut General Life Insurance Company

Witness:   /s/ Kevin Delaney              By: /s/ Catharine Bisulca
         --------------------------       ----------------------------------
               Kevin Delaney                     Catharine N. Bisulca
                                          Assistant Vice President & Actuary